                   PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
                     PAINEWEBBER MUNICIPAL HIGH INCOME FUND
                  PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND
                   PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

                  SUPPLEMENT TO PROSPECTUS DATED JUNE 30, 2000

                                                                October 10, 2000

Dear Investor,

    This supplement to the Prospectus dated June 30, 2000 for the above-referenced funds (each a "PW fund") describes important changes affecting your fund. These changes were proposed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and approved by your fund's board as in the best interests of fund shareholders. If you have any questions about these changes, you should contact your Financial Advisor.

    The purpose of this supplement is to notify you of

       - the proposed merger of each PW fund into a series of another mutual fund and

       - changes in the investment management arrangements for PaineWebber National Tax-Free Income Fund and related investment strategy changes that became effective on October 10, 2000.

    The boards of trustees of the proposed merger partners for PaineWebber Municipal High Income Fund, PaineWebber California Tax-Free Income Fund and PaineWebber New York Tax-Free Income Fund must approve the proposed reorganizations before they can be submitted to the shareholders of these PW funds.

    The shareholders of each PW fund must approve its proposed merger before the transaction can be effected. The proposed mergers will be submitted to shareholders at meetings expected to be held in January or February 2001. If approved by a PW fund's shareholders, the merger for that PW fund is expected to become effective in March or April 2001.

    More information about the proposed merger for each PW fund is set out below, along with more information about the new investment management arrangements and related investment strategy changes for PaineWebber National Tax-Free Income Fund.

    The investment advisory arrangements and investment strategies for PaineWebber Municipal High Income Fund, PaineWebber California Tax-Free Income Fund and PaineWebber New York Tax-Free Income Fund are unchanged. Mitchell Hutchins Asset Management Inc. will continue to manage the investment portfolios of these PW funds until the proposed mergers are effected, assuming that all necessary approvals are obtained.

PROPOSED MERGERS

    On October 6, 2000, the board of trustees for each PW fund approved the submission to its shareholders of an Agreement and Plan of Reorganization and Termination ("Plan") under which the PW fund would transfer substantially all of its assets and liabilities to a series of another open-end investment company. For PaineWebber National Tax-Free Income Fund, the proposed merger partner is a series ("PACE fund") of PaineWebber PACE Select Advisors Trust. For the other PW funds, the proposed merger partners (each an "MFS fund") are series of either MFS Series Trust III or MFS Municipal Series Trust. The reorganizations of these PW funds will be submitted to their shareholders only if the reorganizations are also approved by the boards of trustees of MFS Series Trust III or MFS Municipal Series Trust, as applicable.

    If a PW fund's shareholders approve the proposed merger, they will receive shares of the PACE fund or MFS fund, as applicable, in exchange for their shares in the PW fund, and the PW fund will cease operations. Each merger is expected to be a tax-free transaction, which means that no gain or loss will be recognized by either fund and that the PW fund's shareholders will not realize any gain or loss on their receipt of PACE fund or MFS fund shares in the merger. More information about the proposed merger for each PW fund will be provided to its shareholders in proxy solicitation materials that are expected to be mailed in December 2000.

                                                                      Item #ZS75
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    The parties to each proposed merger are identified below, along with each fund's investment objective and primary investment strategies.

                   PW Fund                            Fund Proposed as Merger Partner
---------------------------------------------  ---------------------------------------------
PAINEWEBBER NATIONAL TAX-FREE INCOME FUND (A   PACE MUNICIPAL FIXED INCOME INVESTMENTS (A
SERIES OF PAINEWEBBER MUTUAL FUND TRUST)       SERIES OF PAINEWEBBER PACE SELECT ADVISORS
                                               TRUST)
INVESTMENT OBJECTIVE: High current income      INVESTMENT OBJECTIVE: High current income
exempt from federal income tax, consistent     exempt from federal income tax.
with the preservation of capital and
liquidity within the fund's quality
standards.
Invests primarily in investment grade          Invests primarily in investment grade
municipal bonds. May invest to a lesser        municipal bonds within the three highest
extent in lower rated bonds. May invest up to  rating categories. May invest up to 15% of
20% of total assets in municipal bonds that    total assets in municipal bonds in the lowest
are subject to the federal alternative         investment grade rating category. May invest
minimum tax. Has no specific limitation on     up to 25% of total assets in municipal bonds
portfolio duration.                            that are subject to the federal alternative
                                               minimum tax. Normally limits portfolio
                                               duration to between three and seven years.
--------------------------------------------   --------------------------------------------
PAINEWEBBER MUNICIPAL HIGH INCOME FUND (A      MFS MUNCIPAL HIGH INCOME FUND (A SERIES OF
SERIES OF PAINEWEBBER MUNICIPAL SERIES)        MFS SERIES TRUST III)
INVESTMENT OBJECTIVE: High current income      INVESTMENT OBJECTIVE: High current income
exempt from federal income tax.                exempt from federal income tax.
Normally invests at least 80% of assets in     Normally invests 80% of assets in municipal
municipal bonds and normally invests at least  securities and participation interests in
65% of assets in municipal bonds that are      municipal securities issued by banks.
medium or low credit quality, including high   Normally invests at least 65% in municipal
yield bonds that are not investment grade      securities that offer a current yield above
(sometimes called "junk bonds"). May invest    the yield generally available on municipal
without limit in municipal bonds that are      securities in the three highest credit rating
subject to the federal alternative minimum     categories. Municipal securities offering the
tax.                                           high current income sought by the fund are
                                               ordinarily in the medium and lower rating
                                               categories.
--------------------------------------------   --------------------------------------------
PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND    MFS CALIFORNIA MUNICIPAL BOND FUND (A SERIES
(A SERIES OF PAINEWEBBER MUTUAL FUND TRUST)    OF MFS MUNICIPAL SERIES TRUST)
INVESTMENT OBJECTIVE: High current income      INVESTMENT OBJECTIVE: Current income exempt
exempt from federal income tax and California  from federal income tax and California
personal income tax, consistent with the       (state) personal income tax.
preservation of capital and liquidity within
the fund's quality standards.
Normally invests at least 80% of net assets    Normally invests at least 80% of net assets
and seeks to invest substantially all net      in municipal securities and participation
assets in municipal bonds and similar          interests in municipal securities issued by
securities that are exempt from federal        banks, the interest on which is exempt from
income tax and California personal income      federal and California personal income tax.
tax. May invest up to 35% of total assets in   Normally invests substantially all assets in
municipal bonds that are not investment        municipal securities rated in one of the top
grade. May invest up to 20% of total assets    three credit ratings, securities of issuers
in municipal bonds that are subject to the     who have securities rated in one of the top
federal alternative minimum tax.               three credit ratings and speculative and
                                               lower rated securities. Speculative
                                               securities and lower rated securities may not
                                               exceed one-third of the fund's net assets.
--------------------------------------------   --------------------------------------------

                                       2
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
                   PW Fund                            Fund Proposed as Merger Partner
---------------------------------------------  ---------------------------------------------
PAINEWEBBER NEW YORK TAX-FREE INCOME FUND (A   MFS NEW YORK MUNICIPAL BOND FUND (A SERIES OF
SERIES OF PAINEWEBBER MUNICIPAL SERIES)        MFS MUNICIPAL SERIES TRUST)
INVESTMENT OBJECTIVE: High current income      INVESTMENT OBJECTIVE: Current income exempt
exempt from federal income tax and from New    from federal income tax and New York State
York State and New York City personal income   personal income tax.
taxes.
Normally invests at least 80% of net assets    Normally invests at least 80% of net assets
and seeks to invest substantially all net      in municipal securities and participation
assets in municipal bonds and similar          interests in municipal securities issued by
securities that are exempt from federal        banks, the interest on which is exempt from
income tax and New York State and New York     federal and New York State personal income
City personal income taxes. May invest up to   tax. Normally invests substantially all
35% of total assets in municipal bonds that    assets in municipal securities rated in one
are not investment grade. May invest up to     of the top three credit ratings, securities
20% of total assets in municipal bonds that    of issuers who have securities rated in one
are subject to the federal alternative         of the top three credit ratings and
minimum tax.                                   speculative and lower rated securities.
                                               Speculative securities and lower rated
                                               securities may not exceed one-third of the
                                               fund's net assets. New York City personal
                                               income taxes are not a consideration.
--------------------------------------------   --------------------------------------------

    You may continue to buy and sell shares in the PW funds and exchange your PW fund Class A, Class B and Class C shares for shares of the corresponding class of other PaineWebber funds prior to the shareholder meetings. When you sell or exchange your PW fund shares, you generally will be subject to federal income tax on any gain you realize. If the merger proposal is approved for a PW fund, that PW fund expects to close to new purchases and exchange purchases approximately five business days prior to the date on which the merger is effected.

NEW INVESTMENT MANAGEMENT ARRANGEMENTS FOR PAINEWEBBER NATIONAL TAX-FREE INCOME FUND

    On October 6, 2000, the board of trustees for PaineWebber National Tax-Free Income Fund terminated the existing Investment Advisory and Administration Contract ("Old Advisory Contract") with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") relating to the fund and approved new interim investment management arrangements that became effective on October 10, 2000. These interim investment management arrangements consist of a new Interim Investment Management and Administration Contract ("Interim Management Contract") with Mitchell Hutchins and an Interim Sub-Advisory Contract between Mitchell Hutchins and Standish, Ayer & Wood, Inc. Under the Interim Management Contract, Mitchell Hutchins' primary portfolio management responsibility is to identify one or more appropriate sub-advisers to manage the fund's assets and to supervise and monitor the performance of those sub-advisers and make recommendations about the retention or replacement of sub-advisers. These new interim contracts terminate automatically 150 days after their effective dates. The fees payable by the fund to Mitchell Hutchins under its Interim Management Contract are identical to the fees under the Old Advisory Contract. Mitchell Hutchins (not the fund) pays the sub-adviser for its services under the Interim Sub-Advisory Contract.

AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED JUNE 30, 2000 IS REVISED AS
FOLLOWS:

FOR PAINEWEBBER NATIONAL TAX-FREE FUND, THE THIRD PARAGRAPH IN THE SECTION CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" ON P. 3 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

           The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Standish, Ayer & Wood, Inc. ("Standish") as sub-adviser for the fund's investments. In deciding which securities to buy or sell for the fund, Standish seeks to identify undervalued sectors or geographical regions of the municipal market or undervalued individual securities. To do this, Standish uses credit research and valuation analysis and monitors the relationship of the municipal yield curve to the treasury yield curve. Standish also uses credit quality assessments from its in-house analysts to identify potential rating changes, undervalued issues and macro trends with regard to market sectors and geographical regions. Standish may make modest duration adjustments based on economic analyses and interest rate forecasts.

                                       3
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THE SECTIONS AT P. 22 OF THE PROSPECTUS CAPTIONED "INVESTMENT ADVISER" AND
"PORTFOLIO MANAGERS" ARE REPLACED WITH THE FOLLOWING:

           INVESTMENT ADVISER/MANAGER AND SUB-ADVISER

           Mitchell Hutchins Asset Management Inc. is the manager and administrator for National Tax-Free Income Fund and the investment adviser and administrator for the other funds. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114 and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc. ("PW Group"), a publicly owned financial services holding company. On August 31, 2000, Mitchell Hutchins was adviser or sub-adviser of 31 investment companies with 75 separate portfolios and aggregate assets of approximately
           $57.5 billion.

           On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in November 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

           Standish, Ayer & Wood, Inc. ("Standish") is the sub-adviser for National Tax-Free Income Fund. Standish is located at One Financial Center, Boston, Massachusetts
           02111. Standish was founded in 1933.

           PORTFOLIO MANAGERS

           NATIONAL TAX-FREE INCOME FUND. Christine L. Todd is primarily responsible for the day-to-day management of the fund. She has held her fund responsibilities since
           October 10, 2000. Ms. Todd is an associate director of Standish. She joined Standish in 1995 from Gannett,
           Welsh & Kotler, where she was a vice president responsible for municipal bond research and trading.

           MUNICIPAL HIGH INCOME FUND, CALIFORNIA TAX-FREE INCOME FUND AND NEW YORK TAX-FREE INCOME FUND. Elbridge (Ebby) T. Gerry III, a managing director at Mitchell Hutchins, is responsible for overseeing all active fixed income investments, including tax-exempt mutual funds. Mr. Gerry has portfolio management responsibility for over $4 billion in municipal assets at Mitchell Hutchins, including municipal bond and money funds and private accounts. Mr. Gerry has been with Mitchell Hutchins since January 1996 and has held his fund responsibilities since that time. Prior to January 1996, Mr. Gerry was associated with J. P. Morgan Private Banking, where he was responsible for managing municipal assets, including several municipal bond funds.

           Mr. Gerry is the sole portfolio manager and has day-to-day responsibility for California Tax-Free Income Fund and New York Tax-Free Income Fund. Mr. Gerry is also co-portfolio manager for Municipal High Income Fund.

           William W. Veronda, a senior vice president of Mitchell Hutchins, is co-portfolio manager of Municipal High Income Fund and has day-to-day responsibility for the fund.
           Mr. Veronda has been with Mitchell Hutchins since September 1995 and has held his fund responsibilities since that date.

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